Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Abstract]
Balance beginning	$ 495,362
Acquisition of subsidiaries	94,851	51,049	[1]
Classifications	1,105	389
Foreign currency translation adjustments	25,954	2,903	[1]
Balance ending	$ 617,272	$ 495,362

[1]	Adjustment to comparative data